Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Schedule of Interest income and interest expense

	For the year ended December 31,
	2011	2010	2009
Interest Income	$48.6	15.2	$4.8
Interest Expense	(43.9)	(13.1)	(6.5)

Interest, net	$4.6	2.1	$(1.7)

Totals may not add due to rounding.
Component of net trading revenue includes dividend income and expense

	For the year ended December 31,
	2011	2010	2009
Dividend Income	$21.8	$24.0	$24.3

Dividend Expense	$(23.2)	$(17.6)	$(22.3)